Employees	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Employees	4. Employees4A. STAFF AND MANAGEMENT COSTS

Staff costs	€ million 2025	€ million 2024	€ million 2023
Wages and salaries	(5,433)	(5,852)	(5,722)
Social security costs	(594)	(640)	(591)
Other pension costs	(333)	(339)	(348)
Share-based compensation costs	(284)	(324)	(212)
	(6,644)	(7,155)	(6,873)
2025 Staff costs include €925 million (2024: €1,013 million, 2023: €987 million) in relation to discontinued operations.

Average number of employees during the year(a)	'000 2025	'000 2024	'000 2023
Asia Pacific Africa	51	54	56
The Americas	30	31	32
Europe	19	20	20
Total continuing operations	100	105	108
Discontinued operations	18	20	20
Total	118	125	128
(a)The reduction in the average number of employees is primarily attributable to the demerger of the Ice Cream operations, the productivity program, and the sale of the Russia business in
2024.

Key management compensation	€ million 2025(a)	€ million 2024(a)	€ million 2023(a)
Salaries and short-term employee benefits	(37)	(44)	(41)
Share-based benefits(b)	(21)	(19)	(13)
	(58)	(63)	(54)
Of which: Executive Directors	(9)	(14)	(13)
Other(c)	(49)	(49)	(41)

Non-Executive Directors’ fees	(2)	(2)	(2)
	(60)	(65)	(56)
(a)Includes compensation for total Unilever
(b)Share-based benefits are expenses recognised for the period. Share-based benefit compensation on a vesting basis is €16 million (2024: €13 million; 2023: €8 million).
(c)Other includes all members of the Unilever Leadership Executive, other than Executive Directors.
Key management are defined as the members of Unilever Leadership Executive (ULE) and the Non-Executive Directors. Compensation for ULE members is pro-
rated based on time actively spent in a ULE role. In addition to the above, €3 million was recognised in 2025 relating to members of the ULE who have left, or where it has been announced that they will leave during the year.
4B. PENSIONS AND SIMILAR OBLIGATIONS

For defined benefit plans, operating and finance costs are recognised separately in the income statement. The amount charged to operating cost in the income statement is the cost of accruing pension benefits promised to employees over the year, administration costs (other than costs of managing plan assets), plus the costs of individual events such as past service benefit changes, settlements and curtailments (such events are recognised immediately in the income statement).
The amount charged or credited to finance costs is a net interest expense calculated by applying the liability discount rate to the surplus or deficit. Any differences between the expected interest on assets and the return actually achieved, and any changes in the liabilities over the year due to changes in assumptions or experience within the plans, are recognised immediately in the statement of comprehensive income.
The defined benefit plan surplus or deficit on the balance sheet comprises the total for each plan of the fair value of plan assets less the present value of the defined benefit liabilities (using a discount rate based on high-quality corporate bonds, or a suitable alternative where there is no active corporate bond market)
adjusted for irrecoverable surpluses.
All defined benefit plans are subject to regular actuarial review using the projected unit method by external consultants. The Group policy is that the most material plans, representing approximately 81% of the defined benefit liabilities, are formally valued every year. Other material plans, accounting for a further 14% of the liabilities, have their liabilities updated each year. Group policy for the remaining plans requires a full actuarial valuation at least every three years. Asset values for all plans are updated every year.
For defined contribution plans, the charges to the income statement are the company contributions payable, as the company’s obligation is limited to the contributions paid into the plans. The assets and liabilities of such plans are not included in the balance sheet of the Group.

Description of plans
The Group increasingly operates a number of defined contribution plans, the assets of which are held in external funds. In certain countries, the Group operates defined benefit pension plans based on employee pensionable remuneration and length of service. The majority of defined benefit plans are either career average, final salary or hybrid plans and operate on a funded basis with assets held in external funds. Benefits are determined by the plan rules and are linked to inflation in some countries. Our largest plans are in the UK and the Netherlands. In the UK, we operate a career average defined benefit plan (with a salary limit for benefit accrual), which is closed to new entrants from October 2021, and a defined contribution plan. In the Netherlands, we operate a collective defined contribution plan for all new benefit accrual and a closed career average defined benefit plan for benefits built up to April 2015.
The Group also provides other post-employment benefits, mainly post-employment healthcare plans in the US, closed to new entrants from January 2014. These plans are predominantly unfunded.
Governance
The majority of the Group’s externally funded plans are established as trusts, foundations or similar entities. The operation of these entities is governed by local regulations and practice in each country, as is the nature of the relationship between the Group and the Trustees (or equivalent) and their composition. Where
Trustees (or equivalent) are in place to operate plans, they are generally required to act on behalf of the plan’s stakeholders. They are tasked with periodic reviews of the solvency of the plan in accordance with local legislation and play a role in the long-term investment and funding strategy. The Group also has an internal body, the
Pensions Committee, that is responsible for setting the company’s policies and decision-making on plan matters, including but not limited to design, funding, investments, actuarial risk management and governance.
Investment strategy
The Group’s investment strategy in respect of its funded plans is implemented within the framework of the various statutory requirements of the territories where the plans are based. The Group has developed policy guidelines for the allocation of assets to different classes with the objective of controlling risk and maintaining the right balance between risk and long-term returns in order to limit the cost to the Group of the benefits provided. The investment strategy is governed through the
Pensions Committee. To achieve this, investments are diversified, such that the failure of any single investment should not have a material impact on the overall level of assets. The plans expose the Group to a number of actuarial risks such as investment risk, interest rate risk, longevity risk and, in certain countries, inflation risk.
There are no unusual entity or material plan-specific risks to the Group. The plans invest a small proportion of assets in equities and, for risk control, a major proportion in liability matching assets (bonds). There are also investments in property and other alternative assets; additionally, the Group uses derivatives to further mitigate the impact of the risks outlined above. However, the portfolio leverage is relatively low. The majority of assets are managed by a number of external fund managers. Unilever has a pooled investment vehicle (Univest), which it believes offers its pension plans around the world a simplified externally managed investment vehicle to implement their strategic asset allocation models, currently for bonds, equities and alternative assets. The aim is to provide high-quality, well-diversified, cost-effective, risk-controlled vehicles. The pension plans’ investments for the major plans are overseen by Unilever’s internal investment company, the Univest
Company.
Assumptions
With the objective of presenting the assets and liabilities of the pensions and other post-employment benefit plans at their fair value on the balance sheet, assumptions under IAS 19 are set by reference to market conditions at the valuation date. The actuarial assumptions used to calculate the benefit liabilities vary according to the country in which the plan is situated. The following table shows the assumptions, weighted by liabilities, used to value the principal defined benefit plans (representing approximately 95% of total pension liabilities and other post-employment benefit liabilities).

	31 December 2025		31 December 2024
	Defined benefit pension plans	Other post- employment benefit plans	Defined benefit pension plans	Other post- employment benefit plans
Discount rate	5.1%	6.3%	4.8%	6.3%
Inflation	2.6%	n/a	2.8%	n/a
Rate of increase in salaries	3.3%	3.0%	3.4%	3.0%
Rate of increase for pensions in payment (where provided)	2.5%	n/a	2.5%	n/a
Rate of increase for pensions in deferment (where provided)	2.6%	n/a	2.8%	n/a
Long-term medical cost inflation	n/a	5.6%	n/a	5.7%
For the most material other post-employment benefit plan in the US, a higher initial level of medical cost inflation is assumed which falls from the initial rate of 7.5% to the long-term rate of 5% after 10 years.
4B. PENSIONS AND SIMILAR OBLIGATIONS continued
For the UK and Netherlands pension plans, representing approximately 69% of all defined benefit pension liabilities, the assumptions of principal defined benefit pension plans used at 31 December 2025 and 2024 were:

	United Kingdom		Netherlands
	2025	2024	2025	2024
Discount rate	5.6%	5.6%	4.2%	3.4%
Inflation	2.9%	3.1%	2.0%	2.0%
Rate of increase in salaries	3.6%	3.8%	2.5%	2.5%
Rate of increase for pensions in payment (where provided)	2.8%	2.9%	2.0%	2.0%
Rate of increase for pensions in deferment (where provided)	2.6%	2.9%	2.0%	2.0%
Number of years a current pensioner is expected to live beyond age 65:
Men	21.5	21.5	22.1	22.0
Women	23.2	23.1	24.3	24.2
Number of years a future pensioner currently aged 45 is expected to live beyond age 65:
Men	22.6	22.5	24.1	24.0
Women	24.4	24.3	26.3	26.2
Demographic assumptions, such as mortality rates, are set having regard to the latest trends in life expectancy (including expectations of future improvements), plan experience and other relevant data. These assumptions are reviewed and updated as necessary as part of the periodic actuarial valuation of the pension plans. The years of life expectancy for 2025 above have been translated from the following tables:
Largest UK plan: Standard life expectancy tables Series S3, adjusted to reflect the experience of our plan members analysed as part of the 2022 actuarial valuation.
Future improvements in longevity have been allowed for in line with the core CMI 2022 Mortality Projections Model with a 1.0% p.a. long-term improvement rate.
Largest Netherlands plan: The Dutch Actuarial Society’s AG Prognosetafel 2024 table is used with correction factors (2024) to allow for the typically longer life expectancy for fund members relative to the general population. This table has an in-built allowance for future improvements in longevity.
The impact from changes to the assumptions of the remaining defined benefit plans are considered immaterial. Their assumptions vary due to a number of factors including the currency and long-term economic conditions of the countries where they are situated.
Income statement
The charge to the income statement comprises:

	Notes	€ million 2025	€ million 2024(a)	€ million 2023(a)
Charged to operating profit:
Defined benefit pension and other benefit plans:
Gross service cost		(154)	(168)	(119)
Employee contributions		32	36	10
Special termination benefits		(5)	(5)	(14)
Past service cost including (losses)/gains on curtailments(b)		18	32	3
Settlements		11	5	2
Defined contribution plans		(196)	(197)	(186)
Total operating cost	4A	(294)	(297)	(304)
Finance income/(cost)(c)	5	123	83	121
Net impact on the income statement (before tax)		(171)	(214)	(183)
(a)The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
(b)This includes €28 million credit in the UK in 2024 due to the removal of a discretionary administration practice.
(c)This includes the impact of asset ceiling on interest.
Statement of comprehensive income
Amounts recognised in the statement of comprehensive income on the remeasurement of the surplus/(deficit).

	€ million 2025	€ million 2024(a)	€ million 2023(a)
Return on plan assets excluding amounts included in net finance income/(cost)	(196)	(653)	87
Change in asset ceiling excluding amounts included in finance cost	(19)	(37)	(5)
Actuarial gains/(losses) arising from changes in demographic assumptions	(12)	23	98
Actuarial gains/(losses) arising from changes in financial assumptions	574	880	(544)
Experience gains/(losses) arising on pension plan and other benefit plan liabilities	(128)	58	(386)
Total of defined benefit costs recognised in other comprehensive income	219	271	(750)
(a)The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
4B. PENSIONS AND SIMILAR OBLIGATIONS continued
Balance sheet
The assets, liabilities and surplus/(deficit) position of the pension and other post-employment benefit plans at the balance sheet date were:

	€ million 2025		€ million 2024
	Pension plans	Other post- employment benefit plans	Pension plans	Other post- employment benefit plans
Fair value of assets	18,050	1	19,867	2
Present value of liabilities	(13,934)	(282)	(16,259)	(345)
Computed surplus/(deficit)	4,116	(281)	3,608	(343)
Irrecoverable surplus(a)	(317)	–	(295)	–
Surplus/(deficit)	3,799	(281)	3,313	(343)
Of which in respect of:
Funded plans in surplus:
Liabilities	(12,969)	–	(12,909)	–
Assets	17,748	–	17,368	–
Aggregate surplus	4,779	–	4,459	–
Irrecoverable surplus(a)	(317)	–	(295)	–
Surplus/(deficit)	4,462	–	4,164	–
Funded plans in deficit:
Liabilities	(368)	(35)	(2,633)	(41)
Assets	302	1	2,499	2
Surplus/(deficit)	(66)	(34)	(134)	(39)
Unfunded plans:
Pension liabilities	(597)	(247)	(717)	(304)
(a)A surplus is deemed recoverable to the extent that the Group is able to benefit economically from the surplus. Unilever assesses the maximum economic benefit available through a combination of refunds and reductions in future contributions in accordance with local legislation and individual financing arrangements with each of our funded defined benefit plans.
Reconciliation of change in assets and liabilities
The group of plans within ‘Rest of world’ category in the tables below are not materially different with respect to their risks that would require disaggregated disclosure.
Movements in assets during the year:

	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2025 Total	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2024 Total
1 January fair value of assets	8,132	5,595	6,142	19,869	8,679	5,514	5,985	20,178
1 January irrecoverable surplus	–	–	(295)	(295)	–	–	(255)	(255)
1 January (after irrecoverable surplus)	8,132	5,595	5,847	19,574	8,679	5,514	5,730	19,923
Employee contributions	–	–	33	33	–	–	37	37
Settlements(a)	–	–	(169)	(169)	–	–	–	–
Actual return on plan assets (excluding amounts in net finance income/charge)	(113)	(156)	95	(174)	(894)	194	99	(601)
Change in asset ceiling excluding amounts included in interest expenses	–	–	(21)	(21)	–	–	(38)	(38)
Interest income(b)	428	187	257	872	407	174	273	854
Employer contributions(c)	49	(108)	267	208	47	(106)	256	197
Benefit payments	(498)	(182)	(538)	(1,218)	(492)	(181)	(535)	(1,208)
Other(d)	–	–	(771)	(771)	–	–	(13)	(13)
Currency retranslation	(392)	–	(208)	(600)	385	–	38	423
31 December (after irrecoverable surplus)	7,606	5,336	4,792	17,734	8,132	5,595	5,847	19,574
31 December irrecoverable surplus	–	–	(317)	(317)	–	–	(295)	(295)
31 December fair value of assets	7,606	5,336	5,109	18,051	8,132	5,595	6,142	19,869
(a)Settlements mainly represent the contract that US UNICare Retirement Plan has entered into with a third-party insurance company to settle €150 million of pensioner liabilities for the price of €143 million paid from pension plan assets.
(b)This includes the impact of asset ceiling on interest.
(c)The Group received a partial refund of €115 million and €118 million from the Netherlands Plan respectively in 2024 and 2025, per a formal agreement with the Plan allowing a return of surplus provided specific funding conditions are satisfied.
(d)The majority of ’Other’ during 2025 is explained by disposal of pension assets with the demerger of The Magnum Ice Cream Company.
4B. PENSIONS AND SIMILAR OBLIGATIONS continued
Movements in liabilities during the year:

	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2025 Total	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2024 Total
1 January	(6,782)	(3,653)	(6,169)	(16,604)	(7,250)	(4,031)	(6,241)	(17,522)
Gross service cost	(47)	(3)	(112)	(162)	(51)	(4)	(123)	(178)
Special termination benefits	–	–	(5)	(5)	–	–	(5)	(5)
Past service costs including losses/(gains) on curtailments	6	1	10	17	27	–	5	32
Settlements(a)	–	–	180	180	–	–	5	5
Interest cost	(354)	(121)	(283)	(758)	(337)	(126)	(320)	(783)
Actuarial gain/(loss) arising from changes in demographic assumptions	–	(8)	(4)	(12)	3	13	10	26
Actuarial gain/(loss) arising from changes in financial assumptions	121	363	134	618	675	160	68	903
Actuarial gain/(loss) arising from experience adjustments	(167)	(17)	59	(125)	(14)	154	(112)	28
Benefit payments	498	182	538	1,218	492	181	535	1,208
Other(b)	1	1	779	781	–	–	33	33
Currency retranslation	324	–	312	636	(327)	–	(24)	(351)
31 December	(6,400)	(3,255)	(4,561)	(14,216)	(6,782)	(3,653)	(6,169)	(16,604)
(a)Settlements mainly represent the contract that US UNICare Retirement Plan has entered into with a third-party insurance company to settle €150 million of pensioner liabilities for the price of €143 million paid from pension plan assets.
(b)The majority of ’Other’ during 2025 is explained by disposal of pension liabilities with the demerger of The Magnum Ice Cream Company.
Movements in (deficit)/surplus during the year:

	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2025 Total	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2024 Total
1 January	1,350	1,942	(322)	2,970	1,429	1,483	(511)	2,401
Gross service cost	(47)	(3)	(112)	(162)	(51)	(4)	(123)	(178)
Employee contributions	–	–	33	33	–	–	37	37
Special termination benefits	–	–	(5)	(5)	–	–	(5)	(5)
Past service costs including losses/(gains) on curtailments	6	1	10	17	27	–	5	32
Settlements	–	–	11	11	–	–	5	5
Actual return on plan assets (excluding amounts in net finance income/charge)	(113)	(156)	95	(174)	(894)	194	99	(601)
Change in asset ceiling excluding amounts included in interest expenses	–	–	(21)	(21)	–	–	(38)	(38)
Interest cost	(354)	(121)	(283)	(758)	(337)	(126)	(320)	(783)
Interest income(a)	428	187	257	872	407	174	273	854
Actuarial gain/(loss) arising from changes in demographic assumptions	–	(8)	(4)	(12)	3	13	10	26
Actuarial gain/(loss) arising from changes in financial assumptions	121	363	134	618	675	160	68	903
Actuarial gain/(loss) arising from experience adjustments	(167)	(17)	59	(125)	(14)	154	(112)	28
Employer contributions(b)	49	(108)	267	208	47	(106)	256	197
Benefit payments	–	–	–	–	–	–	–	–
Other	1	1	8	10	–	–	20	20
Currency retranslation	(68)	–	104	36	58	–	14	72
31 December	1,206	2,081	231	3,518	1,350	1,942	(322)	2,970
(a)This includes the impact of asset ceiling on interest.
(b)The Group received a partial refund of €115 million and €118 million from the Netherlands Plan respectively in 2024 and 2025, per a formal agreement with the Plan allowing a return of surplus provided specific funding conditions are satisfied.
The actual return on recognised plan assets during 2025 was €698 million, being €(174) million of asset returns and €872 million of interest income shown in the tables above (2024: €253 million).
The Magnum Ice Cream Company (’TMICC’) formed a significant proportion of Unilever Group’s business in Germany and Turkey. Accordingly, a fair proportion of pension liability obligations have been transferred to TMICC. The liabilities that have been transferred cover the accrued obligations and all associated employment and ancillary agreements in relation to relevant former Group employees. These transfers occurred in addition to the transfer of similar liabilities by operation of law.
In Germany, liability transfer was accompanied by a transfer of a fair proportion of assets. Liabilities transferred in Turkey were unfunded. Transfers in other countries were less material and were due to operation of law, or due to mandatory requirements, or on other occasions, as an effective and reasonable way to transfer employee accrued rights. A small number of TMICC-only plans transferred along with the relevant legal entities.
We transferred liabilities for former employees in Germany to TMICC. This creates a 10-year co-liability for Unilever which would crystallise if TMICC had insufficient assets to cover the liability. However, we assess that the likelihood of this liability creating an outflow for Unilever to be remote because the related pension assets for these employees transferred to TMICC are held in a newly established Contractual Trust Arrangement (CTA) with Fidelity during 2025.
4B. PENSIONS AND SIMILAR OBLIGATIONS continued
Movements in irrecoverable surplus during the year:

	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2025 Total	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2024 Total
1 January	–	–	(295)	(295)	–	–	(255)	(255)
Interest income	–	–	(6)	(6)	–	–	(7)	(7)
Change in irrecoverable surplus in excess of interest	–	–	(21)	(21)	–	–	(38)	(38)
Currency retranslations	–	–	5	5	–	–	5	5
31 December	–	–	(317)	(317)	–	–	(295)	(295)
The duration of the principal defined benefit plan liabilities (representing 95% of total pension liabilities and other post-employment benefit liabilities) and the split of liabilities between different categories of plan participants are:

	UK	Netherlands	Rest of world(a)	2025 Total	UK	Netherlands	Rest of world(a)	2024 Total
Duration (years)	12	13	9	0 to 21	12	14	10	0 to 23
Active members	6%	5%	24%	11%	8%	7%	23%	13%
Deferred members	28%	37%	16%	27%	30%	38%	15%	27%
Retired members	66%	58%	60%	62%	62%	55%	62%	60%
(a)Rest of world numbers shown are weighted averages by liabilities.
Plan assets
The group of plans within ‘Rest of world’ category in the tables below are not materially different with respect to their risks that would require disaggregated disclosure.

	€ million 31 December 2025				€ million 31 December 2024
	UK	Netherlands	Rest of world	2025 Total	UK	Netherlands	Rest of world	2024 Total
Total Pension Plans Assets	7,606	5,336	5,108	18,050	8,132	5,595	6,140	19,867
Equities Total	188	755	665	1,608	214	1,176	1,106	2,496
– Europe	37	98	226	361	37	148	346	531
– North America	109	441	275	825	128	746	525	1,399
– Other	42	216	164	422	49	282	235	566
Fixed Income Total	5,815	3,893	3,212	12,920	6,228	3,627	3,763	13,618
– Government bonds	4,021	1,771	1,731	7,523	4,296	1,460	1,814	7,570
– Investment grade corporate bonds	875	666	1,010	2,551	895	648	1,296	2,839
– Other Fixed Income	919	1,456	471	2,846	1,037	1,519	653	3,209
Derivatives	20	(93)	(15)	(88)	(239)	90	–	(149)
Private Equity	655	113	39	807	617	105	32	754
Property and Real Estate	551	353	383	1,287	749	370	433	1,552
Hedge Funds	119	–	76	195	123	–	75	198
Other	258	315	433	1,006	440	227	404	1,071
Other Pension Plans	–	–	315	315	–	–	327	327
Other Post-Employment Benefit Plans Assets	–	–	1	1	–	–	2	2
Total Assets	7,606	5,336	5,109	18,051	8,132	5,595	6,142	19,869
The fair values of the above equity and fixed income instruments are determined based on quoted market prices in active markets. The fair value of private equity, properties, derivatives and hedge funds are not based on quoted market prices in active markets. Properties are externally and independently appraised on the basis of an open market value per professional market standards. The value of an investment holding in a property fund is typically the net asset value as provided to an investor. For assets held in pooled investment vehicles, these have been presented based on the nature of the underlying holdings. The vehicle itself may not have a quoted value in an active market. The Group uses derivatives and other instruments to hedge some of its exposure to inflation and interest rate risk – the degree of this hedging of liabilities was over 100% for both interest rate and inflation for the UK plan and approximately 95% for interest rate and 20% for inflation for the
Netherlands plan at year end. The fixed income instruments contain €1.4 billion (2024: €0.5 billion) of liabilities in respect of short-term repurchase agreements where the underlying collaterals are fixed income instruments, which do not have a quoted price in an active market. Foreign currency exposures, in part, are also hedged by the use of forward foreign exchange contracts. Assets included in the Other category are cash and insurance contracts which are also unquoted assets. Cash is the largest component (€603 million).
No Unilever securities were held at 31 December 2024. At 31 December 2025, €0.2 million (0.001% of total plan assets) of Unilever securities were held. Property includes property occupied by Unilever amounting to €9 million at 31 December 2025, compared with €98 million at 31 December 2024, when a larger proportion of the property portfolio was occupied.
The pension assets above exclude the assets in a Special Benefits Trust amounting to €23 million (2024: €30 million) to fund pension and similar obligations in the
US (see also note 17A on page 174).
4B. PENSIONS AND SIMILAR OBLIGATIONS continued
Sensitivities
The sensitivity of the overall pension liabilities to changes in the weighted key assumptions are:

		Change in liabilities
	Change in assumption	UK	Netherlands	Total
Discount rate	Increase by 0.5%	(5)%	(6)%	(5)%
Inflation rate	Increase by 0.5%	4%	7%	4%
Life expectancy	Increase by 1 year	5%	4%	4%
Long-term medical cost inflation(a)	Increase by 1.0%	n/a	n/a	4%
(a)Long-term medical cost inflation only relates to post-retirement medical plans and its impact on these liabilities.
A decrease in each assumption would have a comparable and opposite impact on liabilities.
The sensitivity analyses above have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period and may not be representative of the actual change. It is based on a change in the key assumption while holding all other assumptions constant. When calculating the sensitivity to the assumption, the same method used to calculate the liability recognised in the balance sheet has been applied. The methods and types of assumptions used in preparing the sensitivity analysis did not change compared with the previous period.
Cash flow
Group cash flow in respect of pensions and similar post-employment benefits comprises company contributions paid to funded plans and benefits paid by the company in respect of unfunded plans. The table below sets out these amounts:

	€ million 2026 Estimate	€ million 2025	€ million 2024(a)	€ million 2023(a)
Company contributions to funded plans:
Defined Benefit(b)	55	65	49	260
Defined Contribution	205	196	197	186
Benefits paid by the Company in respect of unfunded plans:
Defined Benefit	100	107	105	108
Group cash flow in respect of pensions and similar benefits	360	368	351	554
(a)The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
(b)The Group contributed a one-off contribution of $110 million into the US Pension Plan in 2023.
The Group received a partial refund of €115 million and €118 million from the Netherlands Plan respectively in 2024 and 2025, per a formal agreement with the Plan allowing a return of surplus provided specific funding conditions are satisfied. A further €115 million refund from the Netherlands Plan is due to be received in 2026.
Following conclusion of the 2022 triennial valuation of the UK pension fund, the Group, in agreement with the Trustees, implemented an updated Schedule of Contributions. Deficit contributions to this fund continue to be nil. The 2025 triennial valuation is in progress and has not been concluded as at 31 December 2025.
The Group’s funding policy is to periodically review the contributions made to the plans while taking account of local legislation.
4C. SHARE-BASED COMPENSATION PLANS

The fair value of awards at grant date is calculated using observable market price. This value is expensed over their vesting period, with a corresponding credit to equity. The expense is reviewed and adjusted to reflect changes to the level of awards expected to vest, except where this arises from a failure to meet a market condition. Any cancellations are recognised immediately in the income statement.

As at 31 December 2025, the Group had multiple share-based compensation plans to its employees including Executive Directors and Key Management.
The numbers in this note include shares awarded to key management as reported in note 4A on page 140. Non-Executive Directors do not participate in any of the share-based compensation plans.
The charge to income statement related to equity-settled share-based compensation plan is €284 million (2024: €324 million; 2023: €212 million). Of this amount, €29 million (2024: €32 million; 2023: €20 million) relates to discontinued operations.
SHARE PLANS
As at 31 December 2025, the Group has multiple share plans under which employees are granted Unilever PLC’s shares. The major share-based plans are explained below:
Performance Share Plans (PSP)
From 2021, under PSP scheme, Unilever’s managers receive annual awards of PLC shares. The awards vest between 0% and 200% of grant level based on the performance measures which are percentage business winning, cumulative free cash flow, underlying return on invested capital, Sustainability Progress Index for the
Group. The awards vest after 3 years. In 2024, the Group modified the PSP scheme to only eligible employees. The performance measures for PSP awards from
2024 are underlying sales growth, underlying return on invested capital, relative total shareholder return and Sustainability Progress Index.
Annual Share Plans (ASP)
From 2024, under the Annual Share Plan (ASP) award, eligible employees receive Unilever PLC shares which will vest after 3 years and are not subject to any performance conditions.
Management Co-Investment Plans (MCIP)
The MCIP allowed Unilever’s managers to invest up to 100% of their annual bonus (a minimum of 33% and maximum of 67% for Executive Directors) in shares of
Unilever PLC and to receive a corresponding award of performance-related shares. The awards vest between 0% and 200% of grant level based on the performance measures which are underlying sales growth, underlying EPS growth, return on invested capital and Sustainability Progress Index. The awards vest after 4 years.
MCIP awards were last granted in 2020 and vested in 2024.
4C. SHARE-BASED COMPENSATION PLANS continued
A summary of the status of the above Share Plans as at 31 December 2025, 2024 and 2023 and changes during the years ended on these dates is presented below:

	2025 Number of shares	2024 Number of shares	2023 Number of shares
Outstanding at 1 January	19,112,255	21,329,938	17,923,890
Awarded	5,433,948	7,508,412	7,479,544
Vested	(6,413,314)	(6,296,695)	(2,021,439)
Forfeited	(2,504,504)	(3,429,400)	(2,052,057)
Outstanding at 31 December	15,628,385	19,112,255	21,329,938

	2025	2024	2023
Share award value information
Fair value per share award during the year	€52.20	€46.19	€45.71
SHARE OPTIONS
In the year 2024, Hindustan Unilever Limited (HUL) subsidiary of Unilever PLC announced ’HUL PSP’ scheme 2024. Under this scheme, specific eligible employees of HUL and its wholly owned subsidiaries are awarded with HUL share options. HUL PSP vesting to managers at higher work levels is based on underlying sales growth, underlying return on invested capital, relative total shareholder return and Sustainability Progress Index. These awards would vest 3 years post-grant date.

	2025		2024
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at 1 January	181,138	€0.01	–	€0.00
Awarded	221,727	€0.01	196,994	€0.01
Vested	–	€0.00	–	€0.00
Forfeited	(54,155)	€0.01	(15,856)	€0.01
Outstanding at 31 December	348,710	€0.01	181,138	€0.01
Summary of options outstanding:

	2025			2024
	Outstanding share options	Weighted average exercise price	Weighted remaining average contractual life	Outstanding share options	Weighted average exercise price	Weighted remaining average contractual life
HUL PSP share options	348,710	€0.01	20 months	181,138	€0.01	25 months
Additional information
At 31 December 2025, the employee benefit trust held 1,208,143 (2024: 1,776,250 adjusted for share consolidation) PLC shares and PLC and its subsidiaries held
314,912 (2024: 290,198 adjusted for share consolidation) of PLC shares as treasury shares in connection with share-based compensation plans. These shares are shown as deduction from other reserves.
The book value of €36 million (2024: €37 million) of the shares held by the trust and by Unilever PLC and its subsidiaries in respect of share-based compensation plans is eliminated on consolidation by deduction from other reserves. Their market value at 31 December 2025 was €85 million (2024: €127 million).
During the year ended 31 December 2025, Unilever completed the demerger of its Ice Cream business, effective 6 December 2025 (the ’Separation Date’). As part of this demerger, certain employees transferred from Unilever to the newly formed Ice Cream entities (TMICC). Employees who moved to TMICC held Unilever share-
based awards that were unvested as at the Separation Date. These awards will continue to be settled at their respective vesting dates under the original plan terms.
The number of shares to vest for these employees will be pro-rated up to the Separation Date. Accordingly, the pro-rated share-based payment expense up to 6
December 2025 has been recognised in the Statement of Profit or Loss for the year.
The value of the share plans for participating employees has been maintained after the demerger of the Ice Cream business through the effect of the share consolidation.
Shares held to satisfy awards are accounted for in accordance with IAS 32 ‘Financial Instruments: Presentation’. All differences between the purchase price of the shares held to satisfy awards granted and the proceeds received for the shares, whether on exercise or lapse, are charged to reserves.
Between 31 December 2025 and 20 February 2026 (the latest practicable date for inclusion in this report), movement in shares and share options are as below:
■Shares: nil shares were granted, 6,908,475 shares vested and 119,005 shares were forfeited related to the Share Plans.
■Share options: nil shares were granted, nil shares vested and 85,140 shares were forfeited related to the Share Plans.